Share-based payments - Fair value of options granted (Details) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2021 Incentive Plan
Share-based payments
Average share price at date of grant	£ 0.95	£ 7.77
Expected volatility (%)	89.58%	84.30%
Risk-free interest rate (%)	4.78%	4.09%
EMI Scheme
Share-based payments
Average share price at date of grant		£ 5.07
Expected volatility (%)		50.00%
Vesting period in years		2 years 9 months
Risk-free interest rate (%)		1.25%
Company share option plan options
Share-based payments
Average share price at date of grant	£ 0.62
Expected volatility (%)	90.00%
Vesting period in years	2 years 7 months 17 days
Risk-free interest rate (%)	4.80%